Income Taxes - Effective income tax rate reconciliation (Details)	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021
Effective Income Tax Rate Reconciliation, Percent [Abstract]
Federal income tax benefit at statutory rate	21.00%	21.00%
State and local tax, net of federal benefit	6.30%	4.50%
Permanent differences	(0.10%)	(3.20%)
Research and development credit	2.40%
Stock-based compensation	(0.40%)
Change in valuation allowance	(29.20%)	(23.10%)
Effective income tax rate	0.00%	(0.80%)